Investment in Associate - Schedule of Financial Information of Investment in VISEN (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial position
Non-current assets	€ 26,061	€ 6,345
Current assets	292,907	204,634
Current liabilities	€ 38,918	€ 23,768
VISEN Pharmaceuticals [member]
VISEN Pharmaceuticals
Principal place of business	Cayman Island
Ownership	50.00%
Profit or loss
Profit / (loss) for the year	€ (642)
Financial position
Non-current assets	34,819
Current assets	34,155
Non-current liabilities	0
Current liabilities	€ 9